Cover Page	May 14, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 14, 2020
Entity Registrant Name	MTS SYSTEMS CORPORATION
Entity Incorporation, State or Country Code	MN
Entity File Number	000-02382
Entity Tax Identification Number	41-0908057
Entity Address, Address Line One	14000 TECHNOLOGY DRIVE
Entity Address, City or Town	EDEN PRAIRIE
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	952
Local Phone Number	937-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.25 par value
Trading Symbol	MTSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000068709
Amendment Flag	false